N-2 - USD ($)		6 Months Ended
		Jun. 30, 2025		Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016		Dec. 05, 2016
Cover [Abstract]
Entity Central Index Key		0001655099
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		BROOKFIELD REAL ASSETS INCOME FUND INC.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[8]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
June 30, 2025[9]	$256,704,186	$4,138	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2024	255,660,500	4,174	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[1]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

Senior Securities Amount		$ 256,704,186	[1]		$ 255,660,500		$ 169,198,000		$ 315,567,000		$ 404,957,190		$ 317,580,941		$ 242,192,000		$ 280,799,762		$ 259,395,471		$ 302,682,176	[2]
Senior Securities Coverage per Unit	[3]	$ 4,138	[1]		$ 4,174		$ 5,894		$ 3,750		$ 3,490		$ 3,767		$ 4,495		$ 3,868		$ 4,538		$ 4,032	[2]
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[8]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
June 30, 2025[9]	$256,704,186	$4,138	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2024	255,660,500	4,174	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[1]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

#           Total investment return based on net asset value (“NAV”) is the combination of changes in NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The actual reinvestment price for dividends declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total investment return excludes the effects of sales charges or contingent deferred sales charges, if applicable.

†           Total investment return based on market price is the combination of changes in the New York Stock Exchange (“NYSE”) market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The actual reinvestment for dividends declared in the period may take place over several days as described in the Fund’s dividend reinvestment plan, and in some instances may not be based on the market price. Total investment return excludes the effect of broker commissions.

[1] Commencement of operations was December 5, 2016.

[2] Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3] Not annualized for periods less than one year.

[4] Total investment return based on market price is calculated based on first trade price of $22.40 on December 5, 2016.

[5] Annualized for periods less than one year.

[6] The operating expenses limitation agreement expired pursuant to its terms on December 4, 2018.

[7] For the portfolio turnover calculation, portfolio purchases and sales of the Brookfield Mortgage Opportunity Income Fund Inc., Brookfield High Income Fund Inc. and Brookfield Total Return Fund Inc. made prior to the Reorganizations into the Brookfield Real Assets Income Fund Inc. have been excluded from the numerator and the monthly average value of securities used in the denominator reflects the combined market value after the Reorganizations.

[8] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[9] For the six months ended June 30, 2025 (Unaudited).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The investment objective of the Fund is to seek high total return, primarily through high current income and secondarily, through growth of capital. The investment objective is not fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurances can be given that the Fund’s investment objective will be achieved.

Effects of Leverage [Text Block]

The Fund may utilize leverage to seek to enhance the yield and net asset value of its common stock, as described in the Fund’s Prospectus. These objectives will not necessarily be achieved in all interest rate environments. The leverage strategy of the Fund assumes a positive slope to the yield curve (short-term interest rates lower than long-term rates). Otherwise, the benefits of leverage will be reduced or eliminated completely. The use of leverage involves risk, including the potential for higher volatility and greater declines of the Fund’s net asset value, fluctuations of dividends and other distributions paid by the Fund and the market price of the Fund’s common stock, among others.

Share Price		$ 13.37			13.32		12.81		16.15		21.11		17.83		21.35		19.07		23.37		22.31
NAV Per Share		$ 14.58		$ 14.69	$ 14.69	$ 14.93	$ 14.93	$ 15.58	$ 15.58	$ 20.12	$ 20.12	$ 20.02	$ 20.02	$ 23.21	$ 23.21	$ 22.07	$ 22.07	$ 25.15	$ 25.15	$ 25.14	$ 25.14		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

8.  Capital Shares

The Fund has 1,000,000,000 shares of $0.001 par value common shares authorized. Of the shares outstanding at June 30, 2025 for the Fund, the Adviser owns 100,051 shares. The Fund’s Board is authorized to classify and reclassify any unissued common shares. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.

The Fund has filed a registration statement using the “shelf” registration process (the “Shelf Registration Statement”), which became effective on April 12, 2024. The Shelf Registration Statement permits the Fund to offer, from time to time, in one or more offerings, common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares. As of June 30, 2025, the Fund has not offered common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares, pursuant to the Shelf Registration Statement.

The Fund did not issue any shares during the year ended December 31, 2024 or the period ended June 30, 2025.

The Board has approved a share repurchase plan. Under the current share repurchase plan, as of June 30, 2025, the Fund may purchase in the open market up to 10% of its outstanding common shares. The current share repurchase plan will remain in effect until December 5, 2025. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. The Board authorized the share repurchase program as a result of its review of the options available to enhance shareholder value and reduce any potential discount between the market price of the Fund’s shares and the net asset value per share. During the six months ended June 30, 2025, no shares were repurchased by the Fund. During the year ended December 31, 2024, 204,377 shares were repurchased by the Fund at a weighted average price of $12.418, an aggregate cost, including brokerage commissions, of $2,542,114 and at a weighted average discount of 14.35% to net asset value. All shares repurchased have been reclassified as authorized but unissued.

Security Voting Rights [Text Block]		Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.
Security Liquidation Rights [Text Block]		All common shares have equal voting, dividend, distribution and liquidation rights.
Security Preemptive and Other Rights [Text Block]		The common shares have no preemptive, conversion, exchange or redemption rights.
Long Term Debt, Principal		$ 300,000,000
Outstanding Security, Title [Text Block]		Common shares outstanding
Outstanding Security, Held [Shares]		55,254,696
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		common shares

[1]	For the six months ended June 30, 2025 (Unaudited).
[2]	Commencement of operations was December 5, 2016.
[3]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.